As filed with the Securities and Exchange Commission on October 29, 2003


                                                    1933 Act File No. 333-______
                                                     1940 Act File No. 811-21421

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-2


          [ X ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       [   ] Pre-Effective Amendment No.
                       [   ] Post-Effective Amendment No.


                                       and


          [ X ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       [ X ] Amendment No. 5


            Neuberger Berman Real Estate Securities Income Fund Inc. (Exact Name of Registrant as Specified in Articles of Incorporation)

                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

                     (212) 476-8800 (Registrant's Telephone
                          Number, including Area Code)

                                Peter E. Sundman
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                          Copies of Communications to:

Arthur C. Delibert, Esq.                        Ellen Metzger, Esq.
Kirkpatrick & Lockhart LLP                      Neuberger Berman, LLC
1800 Massachusetts Avenue, N.W.                 605 Third Avenue
2nd Floor                                       New York, New York 10158-3698
Washington, DC 20036-1800


Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement

           ---------------------------

   It is proposed that this filing will become effective (check appropriate box)

   [   ]  when declared effective pursuant to Section 8(c).

   [ X ] immediately upon filing pursuant to Rule 462(b). This Registration Statement is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933. The Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-108412.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


--------------------------------------------------------------------------------
Title of          Amount Being    Proposed        Proposed         Amount of
Securities        Registered (1)  Maximum         Maximum          Registration
Being Registered                  Offering Price  Aggregate        Fee
                                  Per Unit (2)    Offering Price(2)
--------------------------------------------------------------------------------
Common Stock       350,000        $15             $5,250,000       $424.73
--------------------------------------------------------------------------------

(1) Includes 310,000 shares which may be offered by the Underwriters pursuant to an option to cover over allotments.
(2) Estimated solely for the purpose of calculating the registration fee.

            NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-2


     This   Registration Statement  consists  of  the  following  papers  and documents:

         Cover Sheet

         Contents of Registration Statement on Form N-2

         Part A - Prospectus*

         Part B - Statement of Additional Information*

         Part C - Other Information

         Signature Pages

         Exhibit Index

         Exhibit


----------

* This Registration Statement is being filed to register additional shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File Nos. 333-108412 and 811-21421), which was declared effective on October 28, 2003, including the prospectus and statement of additional information included therein and the exhibits thereto (other than the opinion refiled herewith), are incorporated herein by reference.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

      1.    Financial Statements:

            Report of Independent  Auditors.  (Incorporated  by reference to the
            Registrant's   Registration  Statement,  File  Nos.  333-108412  and
            811-21421, filed on October 27, 2003)

            Statement of Assets and Liabilities. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003)

      2. Exhibits:

            a. Articles of Incorporation. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on August 29, 2003)

            b.    By-Laws.   (Incorporated  by  reference  to  the  Registrant's
                  Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003)

            c.    None.

            d. Articles Sixth, Ninth, Tenth, Eleventh and Thirteenth of the Articles of Incorporation and Articles II, VI and X of the By-Laws.

            e. Dividend Reinvestment Plan. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

            f.    None.

            g.    (1)   Form of Management Agreement. (Incorporated by reference
                        to the Registrant's  Registration  Statement,  File Nos.
                        333-108412 and 811-21421, filed on October 27, 2003)

                  (2) Form of Sub-Advisory Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

            h.    (1)   Form  of  Underwriting   Agreement.   (Incorporated   by
                        reference to the  Registrant's  Registration  Statement,
                        File Nos. 333-108412 and 811-21421, filed on October 27,
                        2003)

                  (2) Form of Master Agreement Among Underwriters. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

                  (3) Form of Master Selected Dealer Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)
            i.    None

            j. Form of Custodian Contract. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

            k.    (1)   Form  of   Transfer   Agency  and   Service   Agreement.
                        (Incorporated   by   reference   to   the   Registrant's
                        Registration   Statement,   File  Nos.   333-108412  and
                        811-21421, filed on September 29, 2003)

                  (2) Form of Administration Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

                  (3) Form of Fee Waiver Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

                  (4) Form of Corporate Finance Services and Consulting Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003)

                  (5) Form of Additional Compensation Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27,
                        2003)

            l.    Opinion and Consent of Counsel.  (filed herewith)

            m.    None.

            n. Consent of Independent Auditors. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003)

            o.    None.

            p. Letter of Investment Intent. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003)

            q.    None.

            r. Code of Ethics for Registrant, its Investment Adviser and its Sub-Adviser. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)


ITEM 25.  MARKETING ARRANGEMENTS

      Incorporated by reference to the Underwriting Agreement filed as Exhibit 2.h.(1) to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003.


ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

      The following table sets forth the expenses to be incurred in connection with the offering described in this Registration Statement:

      Securities and Exchange Commission Fees...............     $  40,471*
      American Stock Exchange Listing Fees..................         5,000*
      National Association of Securities Dealers, Inc. Fees.        30,500*
      Federal Taxes     ....................................
      State Taxes and Fees..................................
      Printing and Engraving Expenses.......................       210,000*
      Legal Fees        ....................................       240,000*
      Director Fees     ....................................         3,000*
      Accounting Expenses...................................        25,000*
      Miscellaneous Expenses................................       137,235*
                                                                  --------
            Total       ....................................     $ 691,206*
                                                                  ========

----------

* The expenses set forth above include the expenses associated with the issuance and distribution of shares of the Registrant previously registered on Registrant's Registration Statement on Form N-2 (File Nos. 333-108412 and 811-21421).

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.


ITEM 28.  NUMBER OF HOLDERS OF SECURITIES

                                            Number of Record Shareholders as of
            Title of Class                            October 27, 2003
            --------------                             ----------------

Shares of Common Stock, par value $0.0001 per share         One

ITEM 29.  INDEMNIFICATION

      Article Twelfth of the Registrant's Articles of Incorporation and Article IX of the Registrant's Bylaws provide that the Fund shall indemnify its present and past directors, officers, employees and agents, and persons who are serving or have served at the Fund's request in similar capacities for, other entities to the maximum extent permitted by applicable law (including Maryland law and the 1940 Act), provided, however, that a transfer agent is not entitled to such indemnification unless specifically approved by the Fund's Board of Directors.
Section 2-418(b) of the Maryland General Corporation Law ("Maryland Code") permits the Registrant to indemnify its directors unless it is proved that the act or omission of the director was material to the cause of action adjudicated in the proceeding, and (a) the act or omission was committed in bad faith or was the result of active or deliberate dishonesty or (b) the director actually received an improper personal benefit in money, property or services or (c) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. Indemnification may be made against judgments, penalties, fines, settlements and reasonable expenses incurred in connection with a proceeding, in accordance with the Maryland Code. Pursuant to Section 2-418(j)(1) and Section 4-418(j)(2) of the Maryland Code, the Registrant is permitted to indemnify its officers, employees and agents to the same extent. The provisions set forth above apply insofar as consistent with Section 17(h) of the Investment Company Act of 1940, as amended ("1940 Act"), which prohibits indemnification of any director or officer of the Registrant against any liability to the Registrant or its shareholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


      Sections 9.1 and 9.2 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Management Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with any matter to which the Management Agreement relates; provided, that nothing herein contained shall be construed (i) to protect NB Management against any liability to the Registrant or its Stockholders to which NB Management would otherwise be subject by reason of NB Management's misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Management Agreement ("disabling conduct"), or (ii) to protect any director, officer or employee of NB Management who is or was a Director or officer of the Registrant against any liability to the Registrant or its Stockholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant. The Registrant will indemnify NB Management against, and hold it harmless from, any and all expenses (including reasonable counsel fees and expenses) incurred investigating or defending against claims for losses or liabilities described above not resulting from negligence, disregard of its obligations and duties under the Management Agreement or disabling conduct by NB Management. Indemnification shall be made only following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Management Agreement or disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Management Agreement or disabling conduct by (a) the vote of a majority of a quorum of directors of the Registrant who are neither "interested persons" of the Registrant nor parties to the proceeding ("disinterested non-party directors") or (b) an independent legal counsel in a written opinion. NB Management shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification under the Management Agreement in the manner and to the fullest extent permissible under the Maryland General Corporation Law. NB Management shall provide to the Registrant a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) NB Management shall provide security in form and amount acceptable to the Registrant for its undertaking; (b) the Registrant is insured against losses arising by reason of the advance; or (c) a majority of a quorum of the full Board of Directors of the Registrant, the members of which majority are disinterested non-party directors, or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that NB Management will ultimately be found to be entitled to indemnification under the Management Agreement.

      Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Sub-Advisory Agreement, Neuberger Berman will not be subject to liability for any act or omission or any loss suffered by the Registrant or its security holders in connection with the matters to which the Sub-Advisory Agreement relates.

      Sections 11.1 and 11.2 of the Administration Agreement between the Registrant and NB Management provide that neither NB Management nor any director, officer or employee of NB Management performing services for the Registrant at the direction or request of NB Management in connection with NB

Management's discharge of its obligations under the Administration Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with any matter to which the Administration Agreement relates; provided, that nothing herein contained shall be construed (i) to protect NB Management against any liability to the Registrant or its Stockholders to which NB Management would otherwise be subject by reason of NB Management's misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Administration Agreement ("disabling conduct"), or (ii) to protect any director, officer or employee of NB Management who is or was a Director or officer of the Registrant against any liability to the Registrant or its Stockholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Registrant. The Registrant will indemnify NB Management against, and hold it harmless from, any and all expenses (including reasonable counsel fees and expenses) incurred investigating or defending against claims for losses or liabilities described above not resulting from negligence, disregard of its obligations and duties under the Administration Agreement or disabling conduct by NB Management. Indemnification shall be made only following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Administration Agreement or disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that NB Management was not liable by reason of negligence, disregard of its obligations and duties under the Administration Agreement or disabling conduct by (a) the vote of a majority of a quorum of directors of the Registrant who are neither "interested persons" of the Registrant nor parties to the proceeding ("disinterested non-party directors") or (b) an independent legal counsel in a written opinion. NB Management shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification under the Administration Agreement in the manner and to the fullest extent permissible under the Maryland General Corporation Law. NB Management shall provide to the Registrant a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) NB Management shall provide security in form and amount acceptable to the Registrant for its undertaking; (b) the Registrant is insured against losses arising by reason of the advance; or (c) a majority of a quorum of the full Board of Directors of the Registrant, the members of which majority are disinterested non-party directors, or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that NB Management will ultimately be found to be entitled to indemnification under the Administration Agreement.

      Section 9(a) of the Underwriting Agreement among the Registrant, NB Management, Neuberger Berman and A.G. Edwards & Sons, Inc., as representative of the several underwriters, provides that the Registrant, NB Management and Neuberger Berman, jointly and severally, agree to indemnify and hold harmless each of A.G. Edwards & Sons, Inc. and each other Underwriter (as defined in the Underwriting Agreement) and each person, if any, who controls any Underwriter within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, from and against any and all losses, claims, damages, liabilities and expenses, joint or several (including reasonable costs of investigation), arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus, any Prepricing Prospectus, any Sales Material (each as defined in the Underwriting Agreement) (or any amendment or supplement to any of the foregoing) or arising out of or based upon any omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein (in the case of a prospectus, in light of the circumstances under which they were made) not misleading, (except insofar as such losses, claims, damages, liabilities or expenses arise out of or are based upon any untrue statement or omission or alleged untrue statement or omission which has been made therein or omitted therefrom in reliance upon and in conformity with the Underwriter Information); provided, however, that the foregoing indemnification contained in this paragraph (a) with respect to the Red Herring Preliminary Prospectus (as defined in the Underwriting Agreement) (or any amendment or supplement thereto) shall not inure to the benefit of any Underwriter (or to the benefit of any person controlling such Underwriter) on account of any such loss, claim, damage, liability or expense arising from the sale of the Shares by such Underwriter to any person if it is shown that a copy of any such amendment or supplement to the Red Herring Preliminary Prospectus or of the Prospectus (which term as used in this proviso shall not include any statement of additional information unless specifically requested by such person) was not delivered or sent to such person within the time required by the 1933 Act and the 1933 Act Rules and Regulations (as defined in the Underwriting Agreement) and the untrue statement or alleged untrue statement or omission or alleged omission of a material fact contained in the Red Herring Preliminary Prospectus was corrected in the supplement or amendment to the Red Herring Preliminary Prospectus or in the Prospectus, provided that the Fund has delivered such supplements or amendments or the Prospectus to the several Underwriters in requisite quantity on a timely basis to permit proper delivery or sending. The foregoing indemnity agreement shall be in addition to any liability that the Fund, the Adviser or the Sub-Adviser may otherwise have.

      Section 9(c) of the Underwriting Agreement provides that each Underwriter agrees, severally and not jointly, to indemnify and hold harmless the Registrant, NB Management and Neuberger Berman, their directors, members or managers, any officers of the Registrant who sign the Registration Statement and any person who controls the Registrant, NB Management or Neuberger Berman within the meaning of Section 15 of the 1933 Act or Section 20 of the 1934 Act, to the same extent as the foregoing indemnity from the Registrant, NB Management and Neuberger Berman to each Underwriter, but only with respect to the Underwriter Information (as defined in the Underwriting Agreement) relating to such Underwriter. The foregoing indemnity agreement shall be in addition to any liability that the Underwriters may otherwise have.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Fund also maintains Directors and Officers Insurance.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISER

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Claudia Brandon                  Secretary, Neuberger Berman Advisers
Vice President, Neuberger        Management Trust; Secretary, Neuberger Berman
Berman since 2002; Employee,     Equity Funds; Secretary, Neuberger Berman
Neuberger Berman since 1999;     Income Funds; Secretary, Neuberger Berman
Vice President/Mutual Fund       Real Estate Income Fund Inc.; Secretary,
Board Relations, NB Management   Neuberger Berman Intermediate Municipal Fund
since May 2000; Vice President,  Inc.; Secretary, Neuberger Berman New York
NB Management from 1986-1999.    Intermediate Municipal Fund Inc.; Secretary,
                                 Neuberger Berman California Intermediate
                                 Municipal Fund Inc.; Secretary, Neuberger
                                 Berman Realty Income Fund Inc.; Secretary,
                                 Neuberger Berman Income Opportunity Fund
                                 Inc.; Secretary, Neuberger Berman Real Estate
                                 Securities Income Fund Inc.

Thomas J. Brophy                 None.
Managing Director, Neuberger
Berman; Vice President, NB
Management since March 2000.

Steven R. Brown                  Portfolio Manager, Neuberger Berman Real
Managing Director, Neuberger     Estate Income Fund Inc.; Portfolio Manager,
Berman; Vice President, NB       Neuberger Berman Realty Income Fund Inc.;
Management since 2002.           Portfolio Manager, Neuberger Berman Income
                                 Opportunity Fund Inc.; Portfolio Manager,
                                 Neuberger Berman Real Estate Securities
                                 Income Fund Inc.

Lori Canell                      None.
Managing Director, Neuberger
Berman; Vice President, NB
Management.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Valerie Chang                    None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Brooke A. Cobb                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Robert Conti                     Vice President, Neuberger Berman Income
Vice President, Neuberger        Funds; Vice President, Neuberger Berman
Berman; Senior Vice President,   Equity Funds; Vice President, Neuberger
NB Management since November     Berman Advisers Management Trust; Vice
2000; Treasurer, NB Management   President, Neuberger Berman Real Estate
until May 2000.                  Income Fund Inc.; Vice President, Neuberger
                                 Berman Intermediate Municipal Fund Inc.; Vice
                                 President Neuberger Berman New York
                                 Intermediate Municipal Fund Inc.; Vice
                                 President, Neuberger Berman California
                                 Intermediate Municipal Fund Inc.; Vice
                                 President, Neuberger Berman Realty Income
                                 Fund Inc.; Vice President, Neuberger Berman
                                 Income Opportunity Fund Inc.; Vice President,
                                 Neuberger Berman Real Estate Securities
                                 Income Fund Inc.

Robert W. D'Alelio               None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Ingrid Dyott                     None.
Vice President, Neuberger
Berman; Vice President,
NB Management.

Michael F. Fasciano              President, Fasciano Company Inc. until March
Managing Director, Neuberger     2001; Portfolio Manager, Fasciano Fund Inc.
Berman since March 2001; Vice    until March 2001.
President, NB Management since
March 2001.

Robert S. Franklin               None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Brian P. Gaffney                 Vice President, Neuberger Berman Income
Managing Director, Neuberger     Funds; Vice President, Neuberger Berman
Berman since 1999, Senior Vice   Equity Funds; Vice President, Neuberger
President, NB Management since   Berman Advisers Management Trust; Vice
November 2000; Vice President,   President, Neuberger Berman Real Estate
NB Management from April 1997    Income Fund Inc.; Vice President, Neuberger
through November 1999.           Berman Intermediate Municipal Fund Inc.; Vice
                                 President Neuberger Berman New York
                                 Intermediate Municipal Fund Inc.; Vice
                                 President, Neuberger Berman California
                                 Intermediate Municipal Fund Inc.; Vice
                                 President, Neuberger Berman Realty Income
                                 Fund Inc.; Vice President, Neuberger Berman
                                 Income Opportunity Fund Inc.; Vice President,
                                 Neuberger Berman Real Estate Securities
                                 Income Fund Inc.

Robert I. Gendelman              None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Thomas E. Gengler, Jr.           None.
Senior Vice President,
Neuberger Berman since February
2001, prior thereto, Vice
President, Neuberger Berman
since 1999; Senior Vice
President, NB Management since
March 2001 prior thereto, Vice
President, NB Management.

Theodore P. Giuliano             None.
Vice President (and Director
until February 2001),
NB Management; Managing
Director, Neuberger Berman.

Kevin Handwerker                 Senior Vice President, General Counsel and
Senior Vice President, General   Secretary, Neuberger Berman Inc.
Counsel and Secretary,
Neuberger Berman.

Joseph K. Herlihy                Treasurer, Neuberger Berman Inc.
Senior Vice President,
Treasurer, Neuberger Berman;
Treasurer, NB Management.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Barbara R. Katersky              None.
Senior Vice President,
Neuberger Berman; Senior Vice
President, NB Management.

Robert B. Ladd                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Kelly M. Landron                 None.
Vice President, NB Management
Inc. since March 2000.

Jeffrey B. Lane                  Director, Chief Executive Officer and
Chief Executive Officer and      President, Neuberger Berman Inc.; Director,
President, Neuberger Berman;     Neuberger Berman Trust Company from June 1999
Director, NB Management since    until November 2000.
February 2001.

Michael F. Malouf                None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Robert Matza                     Executive Vice President, Chief Operating
Executive Vice                   Officer and Director, Neuberger Berman Inc.
President and Chief Operating    since January 2001, prior thereto, Executive
Officer, Neuberger Berman        Vice President, Chief Administrative Officer
since January 2001, prior        and Director, Neuberger Berman Inc.
thereto, Executive Vice
President and Chief
Administrative Officer,
Neuberger Berman; Director,
NB Management since April
2000.

Ellen Metzger                    Assistant Secretary, Neuberger Berman Inc.
Vice President, Neuberger        since 2000.
Berman; Secretary,
NB Management.

Arthur Moretti                   Managing Director, Eagle Capital from January
Managing Director, Neuberger     1999 until June 2001.
Berman since June 2001; Vice
President, NB Management since
June 2001.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

S. Basu Mullick                  None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Janet W. Prindle                 Director, Neuberger Berman National Trust
Managing Director, Neuberger     Company since January 2001; Director
Berman; Vice President,          Neuberger Berman Trust Company of Delaware
NB Management. since April 2001.

Kevin L. Risen                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Jack L. Rivkin                   Executive Vice President, Neuberger Berman
Executive Vice President,        Inc.; President and Director, Neuberger
Neuberger Berman.                Berman Real Estate Income Fund Inc.;
                                 President and Director, Neuberger Berman
                                 Intermediate Municipal Fund Inc.; President and Director, Neuberger Berman New York
                                 Intermediate Municipal Fund Inc.; President and Director, Neuberger Berman California
                                 Intermediate Municipal Fund Inc.; President and Trustee, Neuberger Berman Advisers
                                 Management Trust; President and Trustee,
                                 Neuberger Berman Equity Funds; President and
                                 Trustee, Neuberger Berman Income Funds;
                                 President and Director, Neuberger Berman
                                 Realty Income Fund Inc.; President and
                                 Director, Neuberger Berman Income Opportunity
                                 Fund Inc.; President and Director, Neuberger
                                 Berman Real Estate Securities Income Fund Inc.

Benjamin E. Segal                None.
Managing Director, Neuberger
Berman since November 2000,
prior thereto, Vice President,
Neuberger Berman; Vice
President, NB Management.

Jennifer Silver                  None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Kent C. Simons                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Matthew S. Stadler Senior Vice   Senior Vice President and Chief Financial
President and Chief Financial    Officer, Neuberger Berman Inc. since August
Officer, Neuberger Berman        2000; Senior Vice President and Chief Financial
since August 2000, prior         Officer, National Discount Brokers Group from
thereto, Controller, Neuberger   May 1999 until October 1999.
Berman from November 1999 to
August 2000; Senior Vice
President and Chief Financial
Officer, NB Management since
August 2000.

Heidi S. Steiger                 Executive Vice President and Director,
Executive Vice President,        Neuberger Berman Inc.; Chair and Director,
Neuberger Berman; Director, NB   Neuberger Berman National Trust Company since
Management since February 2001.  January 2001; Director, Neuberger Berman
                                 Trust Company of Delaware  since  February 2000
                                 (and  Chair  until  January  2001);   Director,
                                 Neuberger  Berman Trust Company until September
                                 2001  (and  Chair  from  September  1999  until
                                 January 2001).

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Peter E. Sundman                 Executive Vice President and Director,
President and Director,          Neuberger Berman Inc.; Chairman of the Board,
NB Management; Executive Vice    Chief Executive Officer and Trustee,
President, Neuberger Berman.     Neuberger Berman Income Funds; Chairman of
                                 the Board, Chief Executive Officer and Trustee,
                                 Neuberger  Berman  Advisers  Management  Trust;
                                 Chairman of the Board,  Chief Executive Officer
                                 and  Trustee  Neuberger  Berman  Equity  Funds;
                                 Chairman of the Board,  Chief Executive Officer
                                 and  Director,  Neuberger  Berman  Real  Estate
                                 Income Fund Inc.;  Chairman of the Board, Chief
                                 Executive   Officer  and  Director,   Neuberger
                                 Berman   Intermediate   Municipal   Fund  Inc.;
                                 Chairman of the Board,  Chief Executive Officer
                                 and   Director,   Neuberger   Berman  New  York
                                 Intermediate  Municipal Fund Inc.;  Chairman of
                                 the  Board,   Chief   Executive   Officer   and
                                 Director,     Neuberger    Berman    California
                                 Intermediate  Municipal Fund Inc.;  Chairman of
                                 the  Board,   Chief   Executive   Officer   and
                                 Director,  Neuberger  Berman Realty Income Fund
                                 Inc.;  Chairman of the Board,  Chief  Executive
                                 Officer and Director,  Neuberger  Berman Income
                                 Opportunity  Fund Inc.;  Chairman of the Board,
                                 Chief Executive Officer and Director, Neuberger
                                 Berman Real Estate Securities Income Fund Inc.

Judith M. Vale                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management.

Catherine Waterworth             None.
Vice President, Neuberger
Berman; Vice President,
NB Management.

Allan R. White, III              None.
Managing Director, Neuberger
Berman; Vice President, NB
Management.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

      All  accounts,  books and other  documents  required to be  maintained  by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of its custodian and accounting agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and its transfer agent, The Bank of New York, 1 Wall Street, New York, New York 10286, except for the Registrant's Articles of Incorporation and Bylaws, minutes of meetings of the Registrant's Directors and stockholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

ITEM 32.  MANAGEMENT SERVICES

      None.

ITEM 33.  UNDERTAKINGS

      1. The Registrant hereby undertakes to suspend the offering of its shares until it amends its Prospectus if:

            (1) subsequent to the effective date of this Registration Statement, the net asset value per share declines more than 10% from its net asset value per share as of the effective date of the Registration Statement; or

            (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

      2.    N/A

      3.    N/A

      4.    N/A

      5.    The Registrant hereby undertakes:

            (1) For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

            (2) For the purposes of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial BONA FIDE offering thereof.

      6. The Registrant hereby undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 29th day of October 2003.


                                          NEUBERGER BERMAN REAL ESTATE
                                          SECURITIES INCOME FUND INC.


                                          By:  /s/ Jack L. Rivkin
                                               -------------------------
                                                Name:  Jack L. Rivkin*
                                                Title: President and Director


      Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                             TITLE                      DATE
---------                             -----                      ----

                              Chairman of the Board,       October 29, 2003
/s/ Peter E. Sundman         Chief Executive Officer
----------------------------       and Director
Peter E. Sundman*


/s/ Jack L. Rivkin            President and Director       October 29, 2003
----------------------------
Jack L. Rivkin*


                             Treasurer and Principal       October 29, 2003
/s/ Barbara Muinos           Financial and Accounting
----------------------------         Officer
Barbara Muinos


/s/ John Cannon                      Director              October 29, 2003
----------------------------
John Cannon*


/s/ Faith Colish                     Director              October 29, 2003
----------------------------
Faith Colish*


/s/ Walter G. Ehlers                 Director              October 29, 2003
----------------------------
Walter G. Ehlers*

SIGNATURE                             TITLE                      DATE
---------                             -----                      ----

/s/ C. Anne Harvey                   Director              October 29, 2003
----------------------------
C. Anne Harvey*


/s/ Barry Hirsch                     Director              October 29, 2003
----------------------------
Barry Hirsch*


/s/ Robert A. Kavesh                 Director              October 29, 2003
----------------------------
Robert A. Kavesh*


/s/ Howard A. Mileaf                 Director              October 29, 2003
----------------------------
Howard A. Mileaf*


/s/ Edward I. O'Brien                Director              October 29, 2003
----------------------------
Edward I. O'Brien*


/s/ John P. Rosenthal                Director              October 29, 2003
----------------------------
John P. Rosenthal*


/s/ William E. Rulon                 Director              October 29, 2003
----------------------------
William E. Rulon*


/s/ Cornelius T. Ryan                Director              October 29, 2003
----------------------------
Cornelius T. Ryan*

/s/ Tom Decker Seip                  Director              October 29, 2003
----------------------------
Tom Decker Seip*


/s/ Candace L. Straight              Director              October 29, 2003
----------------------------
Candace L. Straight*


/s/ Peter P. Trapp                   Director              October 29, 2003
----------------------------
Peter P. Trapp*


*Signatures affixed by Arthur C. Delibert on October 29, 2003 pursuant to power of attorney.

           NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.

                                 EXHIBIT INDEX


   EXHIBIT     DOCUMENT DESCRIPTION
   -------     --------------------

      a. Articles of Incorporation. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on August 29, 2003)

      b.       By-Laws.   (Incorporated   by  reference   to  the   Registrant's
               Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003)

      c.       None.

      d.       Articles  Sixth,  Ninth,  Tenth,  Eleventh and  Thirteenth of the
               Articles  of  Incorporation  and  Articles  II,  VI  and X of the
               By-Laws.

      e. Dividend Reinvestment Plan. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

      f.       None.

      g.       (1) Form of Management  Agreement.  (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003)

               (2) Form of Sub-Advisory Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

      h.       (1) Form of Underwriting Agreement. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003)

               (2) Form of Master Agreement Among Underwriters. (Incorporated by
                   reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

               (3) Form of Master Selected Dealer  Agreement.  (Incorporated  by
                   reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

      i.       None

      j. Form of Custodian Contract. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

      k.       (1) Form of Transfer Agency and Service Agreement.  (Incorporated
                   by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

               (2) Form of Administration Agreement.  (Incorporated by reference
                   to  the  Registrant's   Registration  Statement,   File  Nos.
                   333-108412 and 811-21421, filed on September 29, 2003)

               (3) Form of Fee Waiver  Agreement.  (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)

               (4) Form of Corporate Finance Services and Consulting  Agreement.
                   (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003)

               (5) Form of Additional Compensation  Agreement.  (Incorporated by
                   reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003)

      l.       Opinion and Consent of Counsel. (filed herewith)

      m.       None.

      n. Consent of Independent Auditors. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003)

      o.       None.

      p. Letter of Investment Intent. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on October 27, 2003)

      q.       None.

      r. Code of Ethics for Registrant, its Investment Adviser and its Sub-Adviser. (Incorporated by reference to the Registrant's Registration Statement, File Nos. 333-108412 and 811-21421, filed on September 29, 2003)